Retirement and Deferred Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Schedule of projected future benefit payments
Projected benefit payments from the plans as of December 31, 2016 were estimated as follows:

Year	Pension Plans	Retiree Health Care Plan

2017	$10.1	$1.3
2018	10.9	1.2
2019	11.4	1.2
2020	12.7	1.1
2021	13.8	1.1
2022–2026	89.0	5.2

Total projected benefit payments	$147.9	$11.1

Pension plans
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of changes in benefit obligations and the statement of funded status of plan
The reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets and the funded status of the plans are as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2016	2015	2016	2015

Change in Benefit Obligation
Benefit obligation, beginning of year	$53.1	$56.6	$326.1	$385.4
Service cost	—	—	8.0	7.2
Interest cost	1.8	2.1	10.0	10.6
Curtailment and settlement	—	—	(29.0)	—
Transfers	—	—	105.4	5.2
Actuarial loss (gain)	2.2	(1.7)	39.8	(43.2)
Plan participant contributions	—	—	0.2	0.2
Benefits paid	(4.0)	(3.9)	(7.7)	(8.1)
Currency exchange rate changes	—	—	(36.8)	(31.2)

Benefit obligation, end of year	$53.1	$53.1	$416.0	$326.1

	United States Plans		Non-United States Plans
Year Ended December 31	2016	2015	2016	2015

Change in Plan Assets
Fair value of plan assets, beginning of year	$37.2	$40.6	$314.7	$349.1
Actual return on plan assets	1.7	(1.8)	44.6	(8.3)
Settlement	—	—	(26.1)	—
Transfers	—	—	34.9	—
Plan participant contributions	—	—	0.2	0.2
Company contributions	2.4	2.3	0.5	8.5
Benefits paid	(4.0)	(3.9)	(7.7)	(8.1)
Currency exchange rate changes	—	—	(36.6)	(26.7)

Fair value of plan assets, end of year	$37.3	$37.2	$324.5	$314.7

Funded Status at End of Year
Funded status, end of year	($15.8)	($15.9)	($91.5)	($11.4)

Amounts Recognized
Noncurrent assets	$14.3	$14.3	$30.4	$47.9
Current liabilities	(2.5)	(2.4)	(0.8)	(0.3)
Noncurrent liabilities	(27.6)	(27.8)	(121.1)	(59.0)

Net amount recognized	($15.8)	($15.9)	($91.5)	($11.4)

Schedule of amounts recognized in accumulated other comprehensive loss, net of tax
Amounts recognized in accumulated other comprehensive loss, net of tax, consisted of:

	United States Plans		Non-United States Plans
Year Ended December 31	2016	2015	2016	2015

Net loss	$13.0	$11.8	$32.7	$15.9
Prior service cost	—	—	4.7	4.9

Total	$13.0	$11.8	$37.4	$20.8

Schedule of plans with accumulated benefit obligations in excess of fair value of plan assets	The accumulated benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2016	2015

Accumulated benefit obligation	$107.9	$10.2
Plan assets	47.9	9.6

Schedule of plans with projected benefit obligation in excess of fair value of plan assets	The projected benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2016	2015

Projected benefit obligation	$113.9	$48.4
Plan assets	47.9	39.4

Schedule of components of net periodic benefit cost and other amounts recognized in other comprehensive loss
The components of the net periodic benefit cost and other amounts recognized in other comprehensive loss for all plans were as follows:

Year Ended December 31	2016	2015	2014

Net Periodic Benefit Cost
Service cost	$8.0	$7.2	$8.3
Interest cost	11.8	12.7	15.8
Expected return on assets	(10.9)	(12.9)	(15.6)
Curtailment and settlement	(6.9)	—	—
Net loss	1.0	4.0	3.5
Prior service cost	0.4	0.4	0.6

Net periodic benefit cost	3.4	11.4	12.6
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss
Net loss (gain)	24.7	(22.9)	23.5
Prior service cost	—	—	1.3
Amortization of net loss	(1.0)	(4.0)	(3.5)
Amortization of prior service cost	(0.4)	(0.4)	(0.6)

Total recognized in other comprehensive loss	23.3	(27.3)	20.7
Total recognized in net periodic benefit cost and other comprehensive loss	$26.7	($15.9)	$33.3

Schedule of weighted-average assumptions used in measurement of benefit obligation and net periodic benefit cost
The weighted-average assumptions used in the measurement of the benefit obligation were as follows:

	United States Plans		Non-United States Plans
Year Ended December 31	2016	2015	2016	2015

Discount rate	4.0%	4.3%	2.2%	3.2%
Rate of compensation increase	3.0%	3.0%	1.7%	2.2%

The weighted-average assumptions used in the measurement of the net periodic benefit cost were as follows:

	United States Plans			Non-United States Plans
Year Ended December 31	2016	2015	2014	2016	2015	2014

Discount rate - service cost	4.4%	3.9%	4.6%	3.2%	2.9%	4.1%
Discount rate - interest cost	3.4%	3.9%	4.6%	3.2%	2.9%	4.1%
Expected long-term return on plan assets	5.3%	5.5%	6.0%	3.4%	3.2%	4.5%
Rate of compensation increase	3.0%	3.0%	3.0%	2.2%	2.6%	3.8%

Schedule of fair value of plan assets by asset category
The fair value of our pension plan assets by asset category was as follows:

	United States Plans				Non-United States Plans
	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Asset Category
Cash and cash equivalents(1)	$0.2	$—	$0.2	$—	$9.7	$9.2	$0.5	$—
Equity securities:
United States companies	12.1	12.1	—	—	—	—	—	—
International companies	—	—	—	—	17.7	17.7	—	—
Fixed income securities:
Government bonds(2)	14.7	—	14.7	—	27.5	—	27.5	—
Corporate bonds	10.3	—	10.3	—	49.6	—	49.6	—
Guaranteed insurance contracts	—	—	—	—	14.2	—	14.2	—
Annuity contract	—	—	—	—	49.5	—	49.5	—
Other types of investments:
Unitized funds(3)	—	—	—	—	23.1	23.1	—	—
Real estate funds	—	—	—	—	7.0	—	7.0	—
Common contractual funds	—	—	—	—	25.9	—	—	25.9
Insurance contracts	—	—	—	—	100.3	—	—	100.3
	$37.3	$12.1	$25.2	$—	$324.5	$50.0	$148.3	$126.2

(1)This category includes a prime obligations money market portfolio.
(2)This category includes United States Treasury/Federal agency securities and foreign government securities.
(3)This category includes investments in approximately 60% equity securities, 30% fixed income securities and 10% cash.

	United States Plans				Non-United States Plans
	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Asset Category
Cash and cash equivalents(1)	$0.4	$—	$0.4	$—	$0.4	$0.4	$—	$—
Equity securities:
United States companies	12.7	12.7	—	—	—	—	—	—
International companies	—	—	—	—	17.8	17.8	—	—
Fixed income securities:
Government bonds(2)	16.9	—	16.9	—	47.8	47.8	—	—
Corporate bonds	7.2	—	7.2	—	31.2	31.2	—	—
Guaranteed insurance contracts	—	—	—	—	38.9	—	38.9	—
Annuity contract	—	—	—	—	51.9	—	51.9	—
Other types of investments:
Unitized funds(3)	—	—	—	—	26.4	26.4	—	—
Real estate funds	—	—	—	—	8.3	—	8.3	—
Insurance contracts	—	—	—	—	92.0	—	—	92.0
	$37.2	$12.7	$24.5	$—	$314.7	$123.6	$99.1	$92.0

(1) This category includes a prime obligations money market portfolio.
(2) This category includes United States Treasury/Federal agency securities and foreign government securities.
(3) This category includes investments in approximately 50% equity securities, 40% fixed income securities and 10% cash.

Schedule of changes in fair values of common contractual funds and insurance contracts
The following table summarizes the changes in fair value of the pension assets that are measured using Level 3 inputs. In 2016, we transferred in common contractual funds as part of the pension assets associated with the new German plan. We determine that transfers between fair-value-measurement levels occur on the date of the event that caused the transfer.

Year Ended December 31	2016	2015

Balance, beginning of year	$92.0	$104.9
Transfers	27.3	—
Actual return on plan assets	13.9	(2.2)
Purchases, sales and settlements, net	(2.1)	—
Currency exchange rate changes	(4.9)	(10.7)

Balance, end of year	$126.2	$92.0

Retiree Health Care Plan
Defined Benefit Plan Disclosure [Line Items]
Reconciliation of changes in benefit obligations and the statement of funded status of plan
The reconciliation of the changes in the plan’s benefit obligation and the statement of the funded status of the plan were as follows:

Year Ended December 31	2016	2015

Change in Benefit Obligation
Benefit obligation, beginning of year	$16.4	$17.8
Interest cost	0.7	0.7
Actuarial loss (gain)	0.2	(0.5)
Benefits paid	(1.7)	(1.6)
Benefit obligation, end of year	$15.6	$16.4

Funded Status at End of Year
Funded status, end of year	($15.6)	($16.4)

Amounts Recognized
Current liabilities	($1.3)	($1.3)
Noncurrent liabilities	(14.3)	(15.1)

Net amount recognized	($15.6)	($16.4)

Schedule of components of net periodic benefit cost and other amounts recognized in other comprehensive loss
The components of net periodic benefit cost and other amounts recognized in other comprehensive loss for this plan were as follows:

	2016	2015	2014

Net Periodic Benefit Cost
Interest cost	$0.7	$0.7	$0.8
Net loss	0.1	0.1	0.1
Prior service credit	(0.8)	(0.8)	(0.8)

Net periodic benefit cost	—	—	0.1
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss
Net loss (gain)	0.2	(0.5)	0.2
Amortization of net loss	(0.1)	(0.1)	(0.1)
Amortization of prior service credit	0.8	0.8	0.8

Total recognized in other comprehensive loss	0.9	0.2	0.9

Total recognized in net periodic benefit cost and other comprehensive loss	$0.9	$0.2	$1.0

Schedule of effect of one-percentage-point change in assumed health care cost trend rates
A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease

Effect on total of service and interest cost components	$—	$—
Effect on benefit obligation	0.3	(0.2)